UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Rock Crest Capital LLC

Address:  23 Old Kings Highway South
          Darien, Connecticut 06820
          Attention: Michael Avalos

13F File Number: 028-12120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Avalos
Title:    Chief Financial Officer
Phone:    (203) 656-3496

Signature, Place and Date of Signing:

/s/ Michael Avalos              Darien, Connecticut           May 2, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  52

Form 13F Information Table Value Total:  $19,012
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                       ROCK CREST CAPITAL, LLC
                                                           March 31, 2008
                               TITLE OF                      VALUE      SHRS OR  SH/ PUT/   INVSMT  OTHR       VOTING AUTHORITY
NAME OF ISSUER                 CLASS             CUSIP       (X$1000)   PRN AMT  PRN CALL   DSCRTN  MGRS     SOLE   SHARED   NONE
AMERICA MOVIL SAB DE CV        SPON ADR L SHS    02364W105     955      15,000   SH         Sole     0      15,000    0       0
APPLE INC                      COM               037833100   1,076       7,500   SH         Sole     0       7,500    0       0
APPLE INC                      COM               037833100      74      10,000   SH  Call   Sole     0      10,000    0       0
CATERPILLAR INC DEL            COM               149123101      57      25,000   SH  Put    Sole     0      25,000    0       0
CHICAGO BRIDGE & IRON CO N V   N Y REGISTRY SH   167250109     392      10,000   SH         Sole     0      10,000    0       0
COGNIZANT TECHNOLOGY SOLUTIO   CL A              192446102   1,096      38,000   SH         Sole     0      38,000    0       0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209     779      22,500   SH         Sole     0      22,500    0       0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209      52      25,000   SH  Call   Sole     0      25,000    0       0
CONSOL ENERGY INC              COM               20854P109   1,038      15,000   SH         Sole     0      15,000    0       0
CONSTELLATION ENERGY GROUP I   COM               210371100     883      10,000   SH         Sole     0      10,000    0       0
CONSTELLATION ENERGY GROUP I   COM               210371100     109      35,000   SH  Call   Sole     0      35,000    0       0
COSTCO WHSL CORP NEW           COM               22160K105     494       7,600   SH         Sole     0       7,600    0       0
CVS CAREMARK CORPORATION       COM               126650100      32      25,000   SH  Call   Sole     0      25,000    0       0
DEERE & CO                     COM               244199105     804      10,000   SH         Sole     0      10,000    0       0
DEERE & CO                     COM               244199105      47      15,000   SH  Call   Sole     0      15,000    0       0
ENERGYSOLUTIONS INC            DEPOSITARY SH     292756202     291      12,700   SH         Sole     0      12,700    0       0
ENSCO INTL INC                 COM               26874Q100      98      25,000   SH  Put    Sole     0      25,000    0       0
EQUINIX INC                    COM NEW           29444U502     332       5,000   SH         Sole     0       5,000    0       0
EQUINIX INC                    COM NEW           29444U502      77      20,000   SH  Call   Sole     0      20,000    0       0
FEDEX CORP                     COM               31428X106      52      20,000   SH  Put    Sole     0      20,000    0       0
FIRSTENERGY CORP               COM               337932107     515       7,500   SH         Sole     0       7,500    0       0
FOSTER WHEELER LTD             SHS NEW           G36535139     708      12,500   SH         Sole     0      12,500    0       0
FOSTER WHEELER LTD             SHS NEW           G36535139      70      20,000   SH  Call   Sole     0      20,000    0       0
FREEPORT-MCMORAN COPPER & GO   COM               35671D857     722       7,500   SH         Sole     0       7,500    0       0
FREEPORT-MCMORAN COPPER & GO   COM               35671D857      92      15,000   SH  Call   Sole     0      15,000    0       0
HEWLETT PACKARD CO             COM               428236103   1,302      28,500   SH         Sole     0      28,500    0       0
HOME DEPOT INC                 COM               437076102     213       7,600   SH         Sole     0       7,600    0       0
INTERNATIONAL BUSINESS MACHS   COM               459200101      95      20,000   SH  Put    Sole     0      20,000    0       0
ISHARES TR                     TRANSP AVE IDX    464287192      59      15,000   SH  Put    Sole     0      15,000    0       0
JP MORGAN CHASE & CO           COM               46625H100     322       7,500   SH         Sole     0       7,500    0       0
JP MORGAN CHASE & CO           COM               46625H100      11      10,000   SH  Call   Sole     0      10,000    0       0
MICROSOFT CORP                 COM               594918104     426      15,000   SH         Sole     0      15,000    0       0
MONSANTO CO NEW                COM               61166W101     725       6,500   SH         Sole     0       6,500    0       0
NUCOR CORP                     COM               670346105     508       7,500   SH         Sole     0       7,500    0       0
OIL SVC HOLDRS TR              DEPOSTRY RCPT     678002106      51      15,000   SH  Put    Sole     0      15,000    0       0
ORACLE CORP                    COM               68389X105     196      10,000   SH         Sole     0      10,000    0       0
PANERA BREAD CO                CL A              69840W108     142      15,000   SH  Put    Sole     0      15,000    0       0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408      68      12,500   SH  Call   Sole     0      12,500    0       0
POWERSHARES QQQ TRUST          UNIT SER 1        73935A104     138      75,000   SH  Put    Sole     0      75,000    0       0
RESEARCH IN MOTION LTD         COM               760975102     561       5,000   SH         Sole     0       5,000    0       0
SPDR TR                        UNIT SER 1        78462F103     113      25,000   SH  Put    Sole     0      25,000    0       0
SALESFORCE COM INC             COM               79466L302     145       2,500   SH         Sole     0       2,500    0       0
SAP AKTIENGESELLSCHAFT         SPONSORED ADR     803054204      39      15,000   SH  Put    Sole     0      15,000    0       0
SELECT SECTOR SPDR TR          SBI INT-UTILS     81369Y886       9      25,000   SH  Call   Sole     0      25,000    0       0
STREETTRACKS GOLD TR           GOLD SHS          863307104     226       2,500   SH         Sole     0       2,500    0       0
SUNOCO INC                     COM               86764P109      13      10,000   SH  Put    Sole     0      10,000    0       0
UNITED STATES OIL FUND LP      UNITS             91232N108      48      15,000   SH  Put    Sole     0      15,000    0       0
UNITED STATES NATL GAS FUND    UNIT              912318102   1,091      22,500   SH         Sole     0      22,500    0       0
XTO ENERGY INC                 COM               98385X106     651      10,500   SH         Sole     0      10,500    0       0
XTO ENERGY INC                 COM               98385X106      72      15,000   SH  Call   Sole     0      15,000    0       0
YAHOO                          COM               984332106     220      65,000   SH  Call   Sole     0      65,000    0       0
YAHOO                          COM               984332106     723      25,000   SH         Sole     0      25,000    0       0

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